UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22336
Large-Cap Core Research Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Large-Cap Core Research Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value

Aerospace & Defense — 6.1%

Boeing Co. (The)	15,660	$982,665
General Dynamics Corp.	44,934	2,631,335
Lockheed Martin Corp.	32,278	2,404,711
Raytheon Co.	42,592	2,061,027
United Technologies Corp.	56,072	3,639,633

		$11,719,371

Auto Components — 0.8%

Johnson Controls, Inc.	53,912	$1,448,615

		$1,448,615

Beverages — 2.8%

Coca-Cola Co. (The)	47,588	$2,385,111
PepsiCo, Inc.	49,339	3,007,212

		$5,392,323

Biotechnology — 2.1%

Amgen, Inc.(1)	38,268	$2,012,897
Celgene Corp.(1)	23,740	1,206,467
Gilead Sciences, Inc.(1)	25,667	879,864

		$4,099,228

Capital Markets — 2.4%

Goldman Sachs Group, Inc.	16,009	$2,101,501
Invesco, Ltd.	31,772	534,723
Northern Trust Corp.	15,550	726,185
State Street Corp.	25,847	874,146
T. Rowe Price Group, Inc.	9,703	430,716

		$4,667,271

Chemicals — 1.7%

Air Products and Chemicals, Inc.	49,955	$3,237,584

		$3,237,584

Commercial Banks — 4.6%

Fifth Third Bancorp	79,803	$980,779
KeyCorp	154,820	1,190,566
PNC Financial Services Group, Inc.	25,778	1,456,457
U.S. Bancorp	74,348	1,661,678
Wells Fargo & Co.	140,829	3,605,222

		$8,894,702

Commercial Services & Supplies — 0.9%

Republic Services, Inc.	21,390	$635,925
Waste Management, Inc.	34,843	1,090,237

		$1,726,162

Communications Equipment — 2.0%

Cisco Systems, Inc.(1)	115,234	$2,455,636
Telefonaktiebolaget LM Ericsson ADR	130,639	1,439,642

		$3,895,278

Computers & Peripherals — 6.8%

Apple, Inc.(1)	28,380	$7,138,421
Hewlett-Packard Co.	67,100	2,904,088
International Business Machines Corp.	25,870	3,194,428

		$13,236,937

Consumer Finance — 0.9%

American Express Co.	42,631	$1,692,451

		$1,692,451

Diversified Financial Services — 4.3%

Bank of America Corp.	293,258	$4,214,118
JPMorgan Chase & Co.	112,397	4,114,854

		$8,328,972

Diversified Telecommunication Services — 1.3%

AT&T, Inc.	69,136	$1,672,400
Verizon Communications, Inc.	32,591	913,200

		$2,585,600

Electric Utilities — 0.9%

American Electric Power Co., Inc.	55,222	$1,783,671

		$1,783,671

Electrical Equipment — 0.4%

Emerson Electric Co.	16,250	$709,962

		$709,962

See notes to financial statements

Large-Cap Core Research Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.9%

Corning, Inc.	102,517	$1,655,650

		$1,655,650

Energy Equipment & Services — 2.1%

Halliburton Co.	62,828	$1,542,427
Schlumberger, Ltd.	46,215	2,557,538

		$4,099,965

Food & Staples Retailing — 2.6%

CVS Caremark Corp.	57,320	$1,680,623
Wal-Mart Stores, Inc.	69,805	3,355,526

		$5,036,149

Food Products — 1.8%

Kellogg Co.	27,135	$1,364,890
Nestle SA ADR	45,065	2,173,936

		$3,538,826

Health Care Equipment & Supplies — 2.9%

Baxter International, Inc.	31,553	$1,282,314
Boston Scientific Corp.(1)	126,139	731,606
Covidien PLC	26,487	1,064,248
Medtronic, Inc.	37,405	1,356,679
St. Jude Medical, Inc.(1)	30,846	1,113,232

		$5,548,079

Health Care Providers & Services — 1.2%

AmerisourceBergen Corp.	36,979	$1,174,083
Fresenius Medical Care AG & Co. KGaA ADR	13,382	718,480
McKesson Corp.	7,694	516,729

		$2,409,292

Hotels, Restaurants & Leisure — 1.6%

Carnival Corp.	21,748	$657,659
Marriott International, Inc., Class A	18,891	565,597
McDonald’s Corp.	29,384	1,935,524

		$3,158,780

Household Durables — 0.7%

Whirlpool Corp.	15,324	$1,345,754

		$1,345,754

Household Products — 3.6%

Clorox Co. (The)	16,850	$1,047,396
Colgate-Palmolive Co.	29,998	2,362,642
Kimberly-Clark Corp.	20,314	1,231,638
Procter & Gamble Co.	38,309	2,297,774

		$6,939,450

Industrial Conglomerates — 1.3%

3M Co.	14,517	$1,146,698
General Electric Co.	89,347	1,288,384

		$2,435,082

Insurance — 2.3%

Aflac, Inc.	23,893	$1,019,514
Lincoln National Corp.	32,732	795,060
MetLife, Inc.	35,387	1,336,213
Prudential Financial, Inc.	24,296	1,303,724

		$4,454,511

Internet Software & Services — 1.5%

Google, Inc., Class A(1)	6,691	$2,977,160

		$2,977,160

IT Services — 1.3%

Accenture PLC, Class A	12,875	$497,619
Cognizant Technology Solutions Corp.(1)	10,043	502,752
MasterCard, Inc., Class A	7,941	1,584,468

		$2,584,839

Life Sciences Tools & Services — 0.4%

Thermo Fisher Scientific, Inc.(1)	16,792	$823,648

		$823,648

Machinery — 2.0%

Caterpillar, Inc.	20,307	$1,219,841
Danaher Corp.	18,070	670,758
Illinois Tool Works, Inc.	12,582	519,385
PACCAR, Inc.	36,072	1,438,191

		$3,848,175

See notes to financial statements

Large-Cap Core Research Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Media — 2.0%

McGraw-Hill Cos., Inc. (The)	25,825	$726,716
Time Warner Cable, Inc.	24,054	1,252,732
Walt Disney Co. (The)	61,645	1,941,817

		$3,921,265

Metals & Mining — 1.3%

BHP Billiton, Ltd. ADR	7,060	$437,649
Cliffs Natural Resources, Inc.	8,803	415,149
Freeport-McMoRan Copper & Gold, Inc.	15,636	924,557
United States Steel Corp.	18,912	729,058

		$2,506,413

Multi-Utilities — 2.8%

CMS Energy Corp.	105,256	$1,542,000
PG&E Corp.	35,088	1,442,117
Public Service Enterprise Group, Inc.	40,787	1,277,857
Sempra Energy	26,340	1,232,449

		$5,494,423

Multiline Retail — 2.0%

Kohl’s Corp.(1)	25,834	$1,227,115
Macy’s, Inc.	59,228	1,060,181
Target Corp.	30,974	1,522,992

		$3,810,288

Office Electronics — 0.6%

Xerox Corp.	139,437	$1,121,073

		$1,121,073

Oil, Gas & Consumable Fuels — 8.9%

Apache Corp.	31,770	$2,674,716
ConocoPhillips	40,205	1,973,663
Exxon Mobil Corp.	71,636	4,088,267
Hess Corp.	40,227	2,025,027
Occidental Petroleum Corp.	28,670	2,211,891
Peabody Energy Corp.	50,161	1,962,800
Southwestern Energy Co.(1)	59,809	2,311,020

		$17,247,384

Pharmaceuticals — 5.5%

Abbott Laboratories	54,224	$2,536,599
Merck & Co., Inc.	87,352	3,054,699
Pfizer, Inc.	214,261	3,055,362
Shire PLC ADR	14,467	887,985
Teva Pharmaceutical Industries, Ltd. ADR	19,773	1,027,998

		$10,562,643

Real Estate Investment Trusts (REITs) — 1.4%

AvalonBay Communities, Inc.	8,234	$768,809
Boston Properties, Inc.	8,882	633,642
Equity Residential	14,344	597,284
Vornado Realty Trust	8,917	650,495

		$2,650,230

Semiconductors & Semiconductor Equipment — 0.9%

Analog Devices, Inc.	38,523	$1,073,251
Broadcom Corp., Class A	19,251	634,705

		$1,707,956

Software — 4.0%

Activision Blizzard, Inc.	57,320	$601,287
Microsoft Corp.	215,600	4,960,956
Oracle Corp.	97,040	2,082,478

		$7,644,721

Specialty Retail — 2.6%

Abercrombie & Fitch Co., Class A	13,300	$408,177
Best Buy Co., Inc.	24,721	837,053
Gap, Inc. (The)	26,894	523,357
Home Depot, Inc.	58,201	1,633,702
Staples, Inc.	33,309	634,537
TJX Companies, Inc. (The)	21,252	891,521

		$4,928,347

Textiles, Apparel & Luxury Goods — 0.6%

NIKE, Inc., Class B	17,701	$1,195,703

		$1,195,703

Tobacco — 0.6%

Philip Morris International, Inc.	25,908	$1,187,623

		$1,187,623

See notes to financial statements

Large-Cap Core Research Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Wireless Telecommunication Services — 1.8%

American Tower Corp., Class A(1)	41,625	$1,852,312
Rogers Communications, Inc., Class B	50,071	1,640,326

		$3,492,638

Total Common Stocks
(identified cost $198,784,845)		$191,744,194

Short-Term Investments — 0.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.25%(2)	$1,670	$1,670,254

Total Short-Term Investments
(identified cost $1,670,254)		$1,670,254

Total Investments — 100.1%
(identified cost $200,455,099)		$193,414,448

Other Assets, Less Liabilities — (0.1)%		$(132,317)

Net Assets — 100.0%		$193,282,131

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended June 30, 2010 was $1,234 and $0, respectively.

See notes to financial statements

Large-Cap Core Research Portfolio as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $198,784,845)	$191,744,194
Affiliated investment, at value (identified cost, $1,670,254)	1,670,254
Dividends receivable	256,219
Interest receivable from affiliated investment	740
Tax reclaims receivable	8,794

Total assets	$193,680,201

Liabilities

Payable for investments purchased	$193,170
Payable to affiliates:
Investment adviser fee	109,203
Trustees’ fees	1,900
Accrued expenses	93,797

Total liabilities	$398,070

Net Assets applicable to investors’ interest in Portfolio	$193,282,131

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$200,323,411
Net unrealized depreciation	(7,041,280)

Total	$193,282,131

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends (net of foreign taxes, $39,120)	$1,927,201
Interest allocated from affiliated investments	1,497
Expenses allocated from affiliated investments	(263)

Total investment income	$1,928,435

Expenses

Investment adviser fee	$693,028
Trustees’ fees and expenses	5,708
Custodian fee	43,352
Legal and accounting services	19,621
Miscellaneous	2,119

Total expenses	$763,828

Net investment income	$1,164,607

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,072,290)
Investment transactions allocated from affiliated investments	86
Foreign currency transactions	236

Net realized loss	$(1,071,968)

Change in unrealized appreciation (depreciation) —
Investments	$(18,072,230)
Foreign currency	(688)

Net change in unrealized appreciation (depreciation)	$(18,072,918)

Net realized and unrealized loss	$(19,144,886)

Net decrease in net assets from operations	$(17,980,279)

See notes to financial statements

Large-Cap Core Research Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Period Ended
in Net Assets	(Unaudited)	December 31, 2009(1)

From operations —
Net investment income	$1,164,607	$371,180
Net realized gain (loss) from investment and foreign currency transactions	(1,071,968)	1,120,803
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(18,072,918)	8,918,045

Net increase (decrease) in net assets from operations	$(17,980,279)	$10,410,028

Capital transactions —
Assets contributed by Eaton Vance Large-Cap Core Research Fund	$—	$27,129,824
Contributions	20,066,389	186,991,408
Withdrawals	(22,956,554)	(10,478,695)

Net increase (decrease) from capital transactions	$(2,890,165)	$203,642,537

Net increase (decrease) in net assets	$(20,870,444)	$214,052,565

Net Assets

At beginning of period	$214,152,575	$100,010

At end of period	$193,282,131	$214,152,575

(1)	For the period from the start of business, November 1, 2009, to December 31, 2009.

See notes to financial statements

Large-Cap Core Research Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended
	June 30, 2010		Period Ended
	(Unaudited)		December 31, 2009(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.72	%(3)	0.86	%(3)
Net investment income	1.09	%(3)	1.19	%(3)
Portfolio Turnover	24	%(4)	10	%(4)

Total Return	(8.62	)%(4)	8.63	%(4)

Net assets, end of period (000’s omitted)	$193,282		$214,153

(1)	For the period from the start of business, November 1, 2009, to December 31, 2009.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

See notes to financial statements

Large-Cap Core Research Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Large-Cap Core Research Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio was organized on August 10, 2009 and remained inactive until November 1, 2009 except for matters related to its organization, including the sale of initial interests of $105,010 and the expensing of $5,000 of organization costs. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2010, Eaton Vance Large-Cap Core Research Fund and Eaton Vance Balanced Fund held an interest of 21.7% and 77.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and

Large-Cap Core Research Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio’s initial year of operations from November 1, 2009 to December 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2010, the Portfolio’s

Large-Cap Core Research Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

investment adviser fee totaled $693,178 of which $150 was allocated from Cash Management Portfolio and $693,028 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio was 0.65% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $51,383,591 and $51,952,159, respectively, for the six months ended June 30, 2010.

4   Transfer of Assets

Investment operations began on November 1, 2009 with the transfer of investments and related assets by Eaton Vance Large-Cap Core Research Fund of $27,129,824, including net unrealized appreciation of $2,113,593, in exchange for an interest in the Portfolio. The transaction was structured for tax purposes to qualify as a tax free exchange under the Internal Revenue Code.

5   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$200,475,376

Gross unrealized appreciation	$6,513,414
Gross unrealized depreciation	(13,574,342)

Net unrealized depreciation	$(7,060,928)

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2010.

7   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Large-Cap Core Research Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$191,744,194	$—	$—	$191,744,194
Short-Term Investments	—	1,670,254	—	1,670,254

Total Investments	$191,744,194	$1,670,254	$—	$193,414,448

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

Eaton Vance Large-Cap Core Research Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Large-Cap Core Research Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Large-Cap Core Research Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Core Research Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in foreign markets. The Board also considered the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Large-Cap Core Research Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Large-Cap Core Research Fund

OFFICERS AND TRUSTEES

Eaton Vance Large-Cap Core Research Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Maria C. Cappellano
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
John H. Croft
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Jeffrey A. Rawlins
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Eric A. Stein
Vice President
Dan R. Strelow
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary and Chief Legal Officer
Paul M. O’Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Large-Cap Core Research Fund

OFFICERS AND TRUSTEES CONT’D

Large-Cap Core Research Portfolio

Officers
Duncan W. Richardson
President

Charles B. Gaffney
Vice President

Aamer Khan
Vice President

Martha G. Locke
Vice President

Dana C. Robinson
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Investment Advisor of
Large-Cap Core Research Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of
Eaton Vance Large-Cap Core Research Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Large-Cap Core Research Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1325-8/10	ERSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Large-Cap Core Research Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	August 12, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 12, 2010

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	August 12, 2010